Cash, Cash Equivalents and Restricted Cash (Details) kr in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 NOK (kr)
Cash, Cash Equivalents and Restricted Cash [Line Items]
Short-term deposits, classified as cash equivalents		$ 91.6	$ 26.9
Liquid investments		$ 239.5	11.5
Short-term deposits, maturity date		January 2025
Escrow deposit		$ 8.2	9.6	kr 96.6	kr 93.0
Escrow period	3 years
Standby Letter of Credit [Member]
Cash, Cash Equivalents and Restricted Cash [Line Items]
Utilized by beneficiaries from standby letters of credits
Bottom of range [Member]
Cash, Cash Equivalents and Restricted Cash [Line Items]
Interest rate on short-term deposits		2.01%	1.37%	1.37%	2.01%
Top of range [Member]
Cash, Cash Equivalents and Restricted Cash [Line Items]
Interest rate on short-term deposits		4.28%	3.67%	3.67%	4.28%